NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per ordinary share
	Years ended December 31,
	2016	2017	2018
Net loss:
(Loss) income from continuing operations	$(63,114)	$8,749	$(158,817)
(Loss) income from discontinued operations, net of tax	(122,238)	(119,252)	223,298

Net (loss) income	(185,352)	(110, 503)	64,481
Add: net loss attributable to noncontrolling interest	-	76	8,059

Net (loss) income attributable to Renren Inc.	$(185,352)	$(110,427)	$72,540

Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share-basic	1,022,664,396	1,028,537,406	1,036,421,063
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	4,512,567	1,199,533	59,384,854

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,027,176,963	1,029,736,939	1,095,805,917

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:
(Loss) income per ordinary share from continuing operations	$(0.06)	$0.01	$(0.15)
(Loss) income per ordinary share from discontinued operations	$(0.12)	$(0.12)	$0.22

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.18)	$(0.11)	$0.07

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:
(Loss) income per ordinary share from continuing operations	$(0.06)	$0.01	$(0.15)
(Loss) income per ordinary share from discontinued operations	$(0.12)	$(0.12)	$0.20

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.18)	$(0.11)	$0.07